Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of related party transactions

Balance Sheet
	December 31, 2018	December 31, 2019
Due from related parties
Oceanbulk Maritime and its affiliates (d)	$85	$327
Interchart (a)	-	11
AOM (l)	-	195
Starocean (j)	65	41
Sellers of the Augustea Vessels (f)	867	-
Songa Shipmanagement Ltd. (g)	305	-
Product Shipping & Trading S.A.	-	16
Due from related parties	$1,322	$590

Due to related parties
Management and Directors Fees (b)	$236	$246
Sydelle (h), (i)	302	19
Augustea Technoservices Ltd. (f)	1,111	2,879
Coromel Maritime Limited (m)	-	873
Due to related parties	$1,649	$4,017

Statements of Operations
	Years ended December 31,
	2017	2018	2019
Voyage expenses-Interchart (a)	$(3,300)	$(3,400)	(3,850)
Consultancy fees (b)	(493)	(534)	(655)
Directors compensation (b)	(145)	(159)	(179)
Office rent - Combine Marine Ltd. & Alma Properties (c)	(39)	(41)	(39)
Voyage revenues - profit sharing agreement-Sydelle (h)	(329)	(875)	-
Management fees- Augustea Technoservices Ltd. (f)	-	(2,309)	(6,564)
Management fees- Songa Shipmanagement Ltd. (g)	-	(376)	(32)
General and administrative expenses - Oceanbulk Maritime and its affiliates (d)	(284)	(322)	(324)
Charter - in hire expenses - AOM (l)	-	-	(2,589)
Charter - in hire expenses - Sydelle (i)	-	-	(5,505)
Charter - in hire expenses - Coromel (m)	-	-	(5,723)
Charter - in hire expenses - Eagle Bulk (n)	-	-	(1,908)